RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES
		For the years ended December 31,
Related parties	Relationship	2022	2023	2024	2024
		SGD’000	SGD’000	SGD’000	USD’000
Amount due to:
Ms. Hong Bee Yin	Controlling shareholder	741	-	-	-

SCHEDULE OF RELATED PARTY TRANSACTIONS
		For the years ended December 31,
Transaction nature	Name	2022	2023	2024	2024
		SGD’000	SGD’000	SGD’000	USD’000
Net proceeds from/(repayment) to controlling shareholder	Ms. Hong Bee Yin	(714)	-	-	-
Shares issued as stock-based compensation to controlling shareholder	Ms. Hong Bee Yin	-	-	466	341
Dividend paid to controlling shareholder	Ms. Hong Bee Yin	-	-	425	311